General information (Details)									12 Months Ended
	Dec. 13, 2023 USD ($)	Dec. 07, 2023 $ / shares shares	Jul. 05, 2023 USD ($) shares	Jun. 29, 2023 $ / shares shares	Sep. 01, 2022 USD ($)	Apr. 28, 2022 USD ($) shares	May 13, 2021 USD ($)	Apr. 27, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) deferralAgreement	Dec. 31, 2020 USD ($) deferralAgreement	Sep. 30, 2021
General Information [Line Items]
Equity Issuance								$ 200,000,000
Option exercise period (in days)								30 days
Borrowings, interest rate (in percent)									4.98%	4.98%	4.98%
Number of deferral agreements | deferralAgreement												43
Operating lease receivable, deferral agreement												$ 5,500,000
Operating lease receivable., deferral agreements, percent recoverable (in percent)											0.16	0.84
Percentage of tenants that have reached pre-crisis operating levels (in percent)													0.95
Number of additional deferrals granted | deferralAgreement											0
Conversion ratio (in shares) | shares				10
Equity issuance proceeds									$ 594,375,000	$ 0	$ 229,215,419
American Depositary Shares
General Information [Line Items]
Sale of stock, price per share (usd per share) | $ / shares				$ 31.00
Vesta ESG Global bond 35/8 05/31
General Information [Line Items]
Notional amount							$ 350,000,000		$ 350,000,000
Borrowings, interest rate (in percent)							3.625%		3.63%
Borrowing costs incurred							$ 7,746,222
Sustainability Linked Revolving Credit Facility
General Information [Line Items]
Notional amount					$ 200,000,000
Borrowing costs incurred					$ 1,339,606
Current borrowings									$ 0
Primary Global Offering
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								101,982,052
Over-Allotment Option
General Information [Line Items]
Equity Issuance						$ 29,215,419
Sale of stock, number of shares issued in transaction (in shares) | shares			18,750,000	18,750,000		14,797,307
Number of shares authorised (in shares) | shares								15,297,306
Over-allotment option (in percent)								0.15
Share issue related cost						$ 6,019,970
Initial Public Offering ("Offering")
General Information [Line Items]
Share issue related cost			$ 22,950,000
Equity issuance proceeds			$ 445,625,000
Initial Public Offering ("Offering") | American Depositary Shares
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				125,000,000
Follow-On Offering
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		42,500,000
Share issue related cost	$ 4,746,000
Conversion ratio (in shares) | shares		10
Equity issuance proceeds	$ 148,750,000
Follow-On Offering | American Depositary Shares
General Information [Line Items]
Sale of stock, price per share (usd per share) | $ / shares		$ 35.00